INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Taxes [Abstract]
Schedule of reconciliation of income taxes at statutory rates
For the years ended September 30	2018	2017	2016

Loss for the year before income tax	$(11,602,411)	$(4,382,621)	$(12,988,516)

Expected income tax recovery	$(3,104,000)	$(1,139,000)	$(3,377,000)
Non-deductible share-based payments	378,000	233,000	352,000
Other permanent differences including foreign exchange	(41,000)	(1,899,000)	(1,709,000)
Financing costs	(638,000)	(142,000)	(142,000)
Changes in statutory and foreign tax rates and other	(463,000)	15,000	15,000
Adjustment to prior year provision versus statutory return	290,000	(490,000)	1,308,000
Change in unrecognized deductible temporary differences	3,605,029	3,538,391	3,704,272

Total income tax expense	$27,029	$116,391	$151,272

Schedule of unrecognized temporary tax differences
	2018	2017	2016

Operating losses carried forward	$53,568,000	$43,306,000	$29,384,000
Investment tax credits	149,000	154,000	147,000
Equipment and intangible assets	128,000	71,000	13,000
Financing costs	2,771,000	1,710,000	1,760,000